Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share

			Cents per share
Per ordinary share	2023	2022	2021
Basic earnings per share	87.78	(13.10)	37.57
Diluted earnings per share	85.85	(13.10)	37.33

		Dollars per share
Per American Depositary Share (ADS)[a]	2023	2022	2021
Basic earnings per share	5.27	(0.79)	2.25
Diluted earnings per share	5.15	(0.79)	2.24
[a]One ADS is equivalent to six ordinary shares.
Basic earnings per ordinary share amounts are calculated by dividing the profit for the year attributable to bp ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The weighted average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

			$ million
	2023	2022	2021
Profit (loss) attributable to bp shareholders	15,239	(2,487)	7,565
Less: dividend requirements on preference shares	1	1	2
Profit (loss) for the year attributable to bp ordinary shareholders	15,238	(2,488)	7,563

			Shares thousand
	2023	2022	2021
Basic weighted average number of ordinary shares[a]	17,360,288	18,987,936	20,128,862
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	389,790	—	131,526
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	17,750,078	18,987,936	20,260,388

			Shares thousand
	2023	2022	2021
Basic weighted average number of ordinary shares – ADS equivalent	2,893,381	3,164,656	3,354,810
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	64,965	—	21,921
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	2,958,346	3,164,656	3,376,731
[a]Excludes treasury shares. See Note 31 for further information.
11. Earnings per share – continued
The number of ordinary shares outstanding at 31 December 2023, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 16,824,651,796 (2022 17,974,112,648). Between 31 December 2023 and 16 February 2024, the latest practicable date before the completion of these financial statements, there was a net decrease of 21,406,501 of ordinary shares primarily as a result of share issues in relation to employee share-based payment plans partially offset by share buy backs. For additional information on share buy backs see Note 31.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company. Information on these plans for directors is shown in the Directors remuneration report on pages 105-132.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2023		2022
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	545,044	4.04	564,079	4.00
Exercisable	905	3.31	342	4.99
Dilutive effect	166,581	n/a	83,204	n/a
[a]Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
[b]At 31 December 2023 the quoted market price of one bp ordinary share was £4.66 (2022 £4.75).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2023	2022
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	226,190	167,672
1 to 2 years	257,511	192,734
2 to 3 years	114,500	226,027
3 to 4 years	1,176	2,595
Over 4 years	308	173
	599,685	589,201
Dilutive effect	284,908	244,886
[a]Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net decrease of 109,230,677 in the number of potential ordinary shares relating to employee share-based payment plans between 31 December 2023 and 16 February 2024.